Schedule of Investments (unaudited)	iShares® MSCI Global Impact ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
CSL Ltd.	20,847	$4,673,606
Vicinity Centres	530,343	639,357
		5,312,963
Austria — 0.2%
Verbund AG	7,920	723,714

Belgium — 4.6%
Elia Group SA/NV	10,098	1,077,821
Etablissements Franz Colruyt NV	39,006	2,366,687
Umicore SA	310,167	18,536,177
		21,980,685
Brazil — 0.1%
Adecoagro SA(a)	48,312	513,557

Canada — 3.1%
Ballard Power Systems Inc.(a)	6,877	119,602
Northland Power Inc.	60,747	2,041,075
West Fraser Timber Co. Ltd.	165,231	12,777,518
		14,938,195
Chile — 1.1%
Empresas CMPC SA	1,999,305	5,160,387

China — 12.3%
3SBio Inc.(a)(b)	224,000	271,173
Beijing Enterprises Water Group Ltd.	5,350,000	2,178,051
BYD Co. Ltd., Class A	51,000	1,434,039
BYD Co. Ltd., Class H	202,500	4,714,402
China Conch Venture Holdings Ltd.	260,000	1,197,209
China Education Group Holdings Ltd.	198,000	511,653
China Everbright Environment Group Ltd.	9,019,000	5,425,343
China Longyuan Power Group Corp. Ltd., Class H	1,487,000	2,102,587
China Medical System Holdings Ltd.	99,000	254,014
China Mengniu Dairy Co. Ltd.	771,000	4,677,844
China Railway Signal & Communication Corp. Ltd., Class A	216,090	194,092
Contemporary Amperex Technology Co. Ltd., Class A	12,000	819,354
CSPC Pharmaceutical Group Ltd.	667,520	1,048,593
Gotion High-tech Co. Ltd., Class A(a)	9,800	55,357
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	32,000	139,508
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	10,101	394,545
Li Auto Inc., ADR(a)	216,909	5,053,980
LONGi Green Energy Technology Co. Ltd., Class A	43,700	703,118
NIO Inc., ADR(a)	254,925	9,845,203
Riyue Heavy Industry Co. Ltd., Class A	19,600	84,096
Shimao Group Holdings Ltd.	2,473,000	7,015,492
Sino Biopharmaceutical Ltd.	639,000	718,105
Sungrow Power Supply Co. Ltd., Class A	20,100	306,938
Vinda International Holdings Ltd.	208,000	660,455
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	500	7,539
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	334,800	644,690
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	263,104	448,474
Xinyi Solar Holdings Ltd.	848,000	1,521,406
XPeng Inc., ADR(a)(c)	63,620	2,044,111
Yadea Group Holdings Ltd.(b)	1,822,000	4,059,768
		58,531,139
Security	Shares	Value

Denmark — 7.2%
Genmab A/S(a)	1,298	$523,396
Novo Nordisk A/S, Class B	115,830	9,141,875
Orsted A/S(b)	19,998	3,022,896
ROCKWOOL International A/S, Class B	4,059	2,013,724
Vestas Wind Systems A/S	508,266	19,703,090
		34,404,981
France — 6.0%
Alstom SA(a)	245,421	13,741,194
Covivio	8,811	827,721
Gecina SA	2,871	456,460
Ipsen SA	5,643	569,244
Klepierre SA	64,944	1,869,509
Suez SA	344,718	8,385,703
Unibail-Rodamco-Westfield(a)	29,799	2,587,645
		28,437,476
Germany — 2.0%
KION Group AG	43,956	4,682,843
Vonovia SE	76,527	4,769,965
		9,452,808
Hong Kong — 4.8%
Henderson Land Development Co. Ltd.	201,000	961,391
MTR Corp. Ltd.(c)	337,500	1,879,206
Sun Hung Kai Properties Ltd.	328,500	5,045,456
Swire Properties Ltd.	146,600	431,556
WH Group Ltd.(b)	17,308,000	14,792,380
		23,109,989
India — 0.5%
Adani Green Energy Ltd.(a)	7,542	132,014
Colgate-Palmolive India Ltd.	11,540	274,165
Godrej Consumer Products Ltd.(a)	17,348	205,479
Hindustan Unilever Ltd.	35,483	1,145,547
Marico Ltd.	33,577	220,536
Nestle India Ltd.	1,386	337,040
		2,314,781
Indonesia — 0.1%
Unilever Indonesia Tbk PT	581,400	238,175

Ireland — 0.2%
Horizon Therapeutics PLC(a)	9,406	862,154

Japan — 12.8%
Asahi Intecc Co. Ltd.	9,900	243,240
Central Japan Railway Co.	60,300	8,893,630
Chugai Pharmaceutical Co. Ltd.	33,800	1,284,813
Daiichi Sankyo Co. Ltd.	124,300	2,850,199
East Japan Railway Co.	228,000	15,847,487
Eisai Co. Ltd.	29,700	1,982,263
GLP J-REIT	159	270,561
Japan Metropolitan Fund Invest	699	703,013
Japan Real Estate Investment Corp.	78	467,892
Kyowa Kirin Co. Ltd.	19,800	594,093
NH Foods Ltd.	189,200	7,508,405
Nippon Building Fund Inc.	77	486,016
Nippon Prologis REIT Inc.	128	395,684
Nisshin Seifun Group Inc.	142,500	2,125,011
Nissin Foods Holdings Co. Ltd.	26,000	1,873,410
Nomura Real Estate Master Fund Inc.	312	492,009
Ono Pharmaceutical Co. Ltd.	48,900	1,098,710
Shionogi & Co. Ltd.	19,100	964,828

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sysmex Corp.	9,900	$1,001,467
Terumo Corp.	44,800	1,711,700
TOTO Ltd.	79,900	4,265,274
Toyo Suisan Kaisha Ltd.	69,300	2,768,129
Unicharm Corp.	82,700	3,245,986
		61,073,820
Malaysia — 0.1%
PPB Group Bhd	46,100	206,550
QL Resources Bhd	193,800	281,311
		487,861
Mexico — 0.5%
Gruma SAB de CV, Class B	116,820	1,272,715
Kimberly-Clark de Mexico SAB de CV, Class A	574,200	1,040,698
		2,313,413
Netherlands — 0.2%
JDE Peet's NV(a)	24,453	961,500

Norway — 0.5%
Mowi ASA	99,594	2,588,253

Saudi Arabia — 0.1%
Almarai Co. JSC	42,318	622,428

Singapore — 0.3%
CapitaLand Integrated Commercial Trust	372,540	588,042
City Developments Ltd.	79,200	458,870
Mapletree Commercial Trust	230,800	366,079
		1,412,991
South Korea — 1.4%
Samsung SDI Co. Ltd.	12,207	6,732,679

Sweden — 2.3%
Essity AB, Class B	247,797	8,540,986
Svenska Cellulosa AB SCA, Class B	158,103	2,618,754
		11,159,740
Switzerland — 0.6%
Geberit AG, Registered	3,861	2,788,956

Taiwan — 1.6%
Taiwan High Speed Rail Corp.	827,000	877,718
Uni-President Enterprises Corp.	2,625,000	6,962,582
		7,840,300
Thailand — 0.2%
BTS Group Holdings PCL, NVDR(c)	2,980,500	872,439

United Kingdom — 10.2%
AstraZeneca PLC	138,600	15,796,740
Berkeley Group Holdings PLC	90,684	6,010,276
Johnson Matthey PLC	416,097	17,949,435
Pearson PLC	589,705	6,856,186
United Utilities Group PLC	141,669	1,969,566
		48,582,203
United States — 25.7%
ABIOMED Inc.(a)(c)	1,664	473,541

Security	Shares	Value

United States (continued)
Alexion Pharmaceuticals Inc.(a)	23,737	$4,190,767
Alnylam Pharmaceuticals Inc.(a)	1,881	267,083
Amgen Inc.	51,678	12,296,263
Baxter International Inc.	51,282	4,211,278
BioMarin Pharmaceutical Inc.(a)	16,102	1,244,685
Boston Properties Inc.	22,176	2,607,011
Citrix Systems Inc.	30,393	3,493,979
Colgate-Palmolive Co.	90,288	7,564,329
Dexcom Inc.(a)(c)	4,059	1,499,354
Digital Realty Trust Inc.	39,303	5,956,763
Eli Lilly & Co.	53,757	10,737,423
Enphase Energy Inc.(a)	9,405	1,345,385
Healthpeak Properties Inc.	51,183	1,708,488
Hormel Foods Corp.	88,110	4,276,859
Incyte Corp.(a)	18,909	1,584,196
Insulet Corp.(a)(c)	2,496	673,096
Jazz Pharmaceuticals PLC(a)	8,910	1,587,138
Kimberly-Clark Corp.	125,225	16,358,142
Plug Power Inc.(a)(c)	30,301	930,241
Regeneron Pharmaceuticals Inc.(a)	9,108	4,576,132
Seagen Inc.(a)	7,425	1,153,474
SolarEdge Technologies Inc.(a)(c)	8,067	2,081,367
Sunrun Inc.(a)	42,901	1,918,533
Tesla Inc.(a)	32,670	20,425,937
Vertex Pharmaceuticals Inc.(a)	19,679	4,105,630
VMware Inc., Class A(a)(c)	9,174	1,448,483
Xylem Inc./NY	32,973	3,894,771
		122,610,348
Total Common Stocks — 99.8%
(Cost: $427,528,340)		476,027,935

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	7,554,982	7,559,515

Total Short-Term Investments — 1.6%
(Cost: $7,559,318)		7,559,515

Total Investments in Securities — 101.4%
(Cost: $435,087,658)		483,587,450

Other Assets, Less Liabilities — (1.4)%		(6,483,695)

Net Assets — 100.0%		$477,103,755

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Global Impact ETF
May 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$798,117	$6,761,824	(a)	$—		$872	$(1,298)	$7,559,515	7,554,982	$32,404	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	670,000	—		(670,000	)(a)	—	—	—	—	208		—
						$872	$(1,298)	$7,559,515		$32,612		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	6	06/18/21	$701	$18,625
MSCI Emerging Markets E-Mini Index	4	06/18/21	272	7,449
S&P 500 E-Mini Index	1	06/18/21	210	2,255
				$28,329

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$173,636,190	$302,391,745	$—	$476,027,935
Money Market Funds	7,559,515	—	—	7,559,515
	$181,195,705	$302,391,745	$—	$483,587,450
Derivative financial instruments(a)
Assets
Futures Contracts	$28,329	$—	$—	$28,329

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt